Schedule of Investments
(unaudited)
September 30, 2024
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.
(a)
................ 4,178 $ 1,669,529
Boeing Co. (The)
(a)
................... 33,668 5,118,883
General Dynamics Corp. ............... 14,943 4,515,774
General Electric Co. .................. 62,833 11,849,047
Howmet Aerospace, Inc. ............... 22,647 2,270,362
Huntington Ingalls Industries, Inc. ......... 2,324 614,419
L3Harris Technologies, Inc. ............. 11,106 2,641,784
Lockheed Martin Corp. ................ 12,293 7,185,996
Northrop Grumman Corp. .............. 7,966 4,206,606
RTX Corp. ........................ 77,084 9,339,497
Textron, Inc. ....................... 10,857 961,713
TransDigm Group, Inc. ................ 3,251 4,639,600
55,013,210
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ........... 6,742 744,115
Expeditors International of Washington, Inc. .. 8,323 1,093,642
FedEx Corp. ....................... 13,059 3,573,987
United Parcel Service, Inc. , Class B ....... 42,635 5,812,856
11,224,600
Automobile Components — 0.1%
Aptiv plc
(a)
......................... 15,400 1,108,954
BorgWarner, Inc. .................... 13,456 488,318
1,597,272
Automobiles — 1.7%
Ford Motor Co. ..................... 226,250 2,389,200
General Motors Co. .................. 65,128 2,920,340
Tesla, Inc.
(a)
........................ 160,781 42,065,133
47,374,673
Banks — 3.1%
Bank of America Corp. ................ 391,193 15,522,538
Citigroup, Inc. ...................... 110,552 6,920,555
Citizens Financial Group, Inc. ........... 25,978 1,066,917
Fifth Third Bancorp .................. 39,180 1,678,471
Huntington Bancshares, Inc. ............ 83,991 1,234,668
JPMorgan Chase & Co. ............... 164,870 34,764,488
KeyCorp .......................... 53,351 893,629
M&T Bank Corp. .................... 9,719 1,731,149
PNC Financial Services Group, Inc. (The) ... 23,034 4,257,835
Regions Financial Corp. ............... 52,957 1,235,487
Truist Financial Corp. ................. 78,095 3,340,123
US Bancorp ....................... 90,425 4,135,135
Wells Fargo & Co. ................... 197,239 11,142,031
87,923,026
Beverages — 1.3%
Brown-Forman Corp. , Class B
(b)
.......... 10,585 520,782
Coca-Cola Co. (The) ................. 224,771 16,152,044
Constellation Brands, Inc. , Class A ........ 9,079 2,339,567
Keurig Dr Pepper, Inc. ................ 60,279 2,259,257
Molson Coors Beverage Co. , Class B
(b)
..... 10,181 585,611
Monster Beverage Corp.
(a)
.............. 41,215 2,150,187
PepsiCo, Inc. ...................... 79,595 13,535,130
37,542,578
Biotechnology — 1.9%
AbbVie, Inc.
(b)
...................... 102,355 20,213,065
Amgen, Inc.
(b)
...................... 31,137 10,032,653
Biogen, Inc.
(a)
...................... 8,436 1,635,234
Gilead Sciences, Inc.
(b)
................ 72,144 6,048,553
Incyte Corp.
(a)
...................... 9,333 616,911
Moderna, Inc.
(a)
..................... 19,606 1,310,269
Regeneron Pharmaceuticals, Inc.
(a)
........ 6,149 6,464,075
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
........... 14,956 $ 6,955,737
53,276,497
Broadline Retail — 3.6%
Amazon.com, Inc.
(a)
.................. 541,289 100,858,379
eBay, Inc.
(b)
........................ 28,336 1,844,957
102,703,336
Building Products — 0.6%
A O Smith Corp. .................... 6,918 621,444
Allegion plc ........................ 5,124 746,772
Builders FirstSource, Inc.
(a)
............. 6,748 1,308,167
Carrier Global Corp.
(b)
................. 48,650 3,915,838
Johnson Controls International plc ........ 38,710 3,004,283
Masco Corp. ....................... 12,590 1,056,805
Trane Technologies plc ................ 13,077 5,083,422
15,736,731
Capital Markets — 3.0%
Ameriprise Financial, Inc. .............. 5,690 2,673,219
Bank of New York Mellon Corp. (The) ...... 42,763 3,072,949
BlackRock, Inc.
(c)
.................... 8,069 7,661,596
Blackstone, Inc. , Class A
(b)
.............. 41,896 6,415,535
CBOE Global Markets, Inc. ............. 6,102 1,250,117
Charles Schwab Corp. (The) ............ 86,567 5,610,407
CME Group, Inc. , Class A .............. 20,866 4,604,083
FactSet Research Systems, Inc. .......... 2,198 1,010,750
Franklin Resources, Inc. ............... 16,508 332,636
Goldman Sachs Group, Inc. (The) ........ 18,300 9,060,513
Intercontinental Exchange, Inc. .......... 33,270 5,344,493
Invesco Ltd. ....................... 26,309 461,986
KKR & Co., Inc. ..................... 38,903 5,079,954
MarketAxess Holdings, Inc. ............. 2,167 555,185
Moody's Corp. ...................... 9,075 4,306,904
Morgan Stanley
(b)
.................... 72,188 7,524,877
MSCI, Inc. ........................ 4,558 2,656,995
Nasdaq, Inc. ....................... 24,059 1,756,548
Northern Trust Corp. .................. 11,916 1,072,798
Raymond James Financial, Inc.
(b)
......... 10,722 1,313,016
S&P Global, Inc. .................... 18,555 9,585,884
State Street Corp. ................... 17,296 1,530,177
T. Rowe Price Group, Inc.
(b)
............. 12,875 1,402,474
84,283,096
Chemicals — 1.5%
Air Products & Chemicals, Inc.
(b)
.......... 12,883 3,835,784
Albemarle Corp.
(b)
................... 6,909 654,351
Celanese Corp. ..................... 5,906 802,980
CF Industries Holdings, Inc. ............. 10,435 895,323
Corteva, Inc. ....................... 40,114 2,358,302
Dow, Inc. ......................... 40,617 2,218,907
DuPont de Nemours, Inc. .............. 24,303 2,165,640
Eastman Chemical Co. ................ 6,909 773,463
Ecolab, Inc. ....................... 14,675 3,746,968
FMC Corp.
(b)
....................... 7,139 470,746
International Flavors & Fragrances, Inc. ..... 14,897 1,563,142
Linde plc ......................... 27,856 13,283,412
LyondellBasell Industries NV , Class A ...... 15,015 1,439,939
Mosaic Co. (The) .................... 18,480 494,894
PPG Industries, Inc. .................. 13,499 1,788,078
Sherwin-Williams Co. (The) ............. 13,448 5,132,698
41,624,627
Commercial Services & Supplies — 0.6%
Cintas Corp. ....................... 19,854 4,087,542
Copart, Inc.
(a)
...................... 50,707 2,657,047
Republic Services, Inc. ................ 11,830 2,375,937

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Rollins, Inc. ........................ 16,443 $ 831,687
Veralto Corp. ....................... 14,319 1,601,723
Waste Management, Inc. ............... 21,162 4,393,231
15,947,167
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)
................ 14,870 5,707,403
Cisco Systems, Inc. .................. 233,459 12,424,688
F5, Inc.
(a)
......................... 3,463 762,553
Juniper Networks, Inc. ................ 18,828 733,915
Motorola Solutions, Inc. ............... 9,668 4,347,023
23,975,582
Construction & Engineering — 0.1%
Quanta Services, Inc. ................. 8,580 2,558,127
Construction Materials — 0.1%
Martin Marietta Materials, Inc. ........... 3,542 1,906,481
Vulcan Materials Co. ................. 7,737 1,937,577
3,844,058
Consumer Finance — 0.5%
American Express Co. ................ 32,544 8,825,933
Capital One Financial Corp. ............. 22,128 3,313,225
Discover Financial Services ............. 14,526 2,037,852
Synchrony Financial .................. 22,902 1,142,352
15,319,362
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp. ............... 25,690 22,774,699
Dollar General Corp. ................. 12,941 1,094,420
Dollar Tree, Inc.
(a)
.................... 11,700 822,744
Kroger Co. (The) .................... 38,480 2,204,904
Sysco Corp. ....................... 28,496 2,224,398
Target Corp. ....................... 26,809 4,178,451
Walgreens Boots Alliance, Inc.
(b)
.......... 42,368 379,617
Walmart, Inc. ....................... 251,695 20,324,371
54,003,604
Containers & Packaging — 0.2%
Amcor plc ......................... 83,923 950,848
Avery Dennison Corp. ................. 4,638 1,023,885
Ball Corp. ......................... 17,591 1,194,605
International Paper Co.
(b)
............... 20,267 990,043
Packaging Corp. of America ............ 5,168 1,113,187
Smurfit WestRock plc ................. 28,591 1,412,967
6,685,535
Distributors — 0.1%
Genuine Parts Co. ................... 8,147 1,137,973
LKQ Corp. ........................ 15,701 626,784
Pool Corp. ........................ 2,224 838,003
2,602,760
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ......................... 415,497 9,140,934
Verizon Communications, Inc. ........... 243,931 10,954,941
20,095,875
Electric Utilities — 1.7%
Alliant Energy Corp.
(b)
................. 14,789 897,544
American Electric Power Co., Inc. ......... 30,948 3,175,265
Constellation Energy Corp. ............. 18,119 4,711,302
Duke Energy Corp. .................. 44,735 5,157,945
Edison International .................. 22,544 1,963,357
Entergy Corp. ...................... 12,364 1,627,226
Evergy, Inc. ........................ 13,435 833,104
Eversource Energy .................. 20,718 1,409,860
Exelon Corp. ....................... 58,327 2,365,160
Security
Shares
Shares Value
Electric Utilities (continued)
FirstEnergy Corp. ................... 29,985 $ 1,329,835
NextEra Energy, Inc. ................. 119,055 10,063,719
NRG Energy, Inc. .................... 11,948 1,088,463
PG&E Corp. ....................... 123,812 2,447,763
Pinnacle West Capital Corp. ............ 6,528 578,316
PPL Corp. ........................ 42,894 1,418,934
Southern Co. (The) .................. 63,361 5,713,895
Xcel Energy, Inc. .................... 32,584 2,127,735
46,909,423
Electrical Equipment — 0.8%
AMETEK, Inc. ...................... 13,534 2,323,923
Eaton Corp. plc ..................... 23,069 7,645,989
Emerson Electric Co. ................. 33,153 3,625,944
GE Vernova, Inc.
(a)
................... 15,924 4,060,302
Generac Holdings, Inc.
(a)
............... 3,588 570,061
Hubbell, Inc. ....................... 3,107 1,330,883
Rockwell Automation, Inc. .............. 6,575 1,765,125
21,322,227
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. , Class A .............. 70,092 4,567,195
CDW Corp. ........................ 7,792 1,763,330
Corning, Inc. ....................... 44,482 2,008,362
Jabil, Inc. ......................... 6,574 787,762
Keysight Technologies, Inc.
(a)
............ 10,211 1,622,834
Teledyne Technologies, Inc.
(a)
............ 2,711 1,186,496
Trimble, Inc.
(a)
...................... 14,140 877,953
Zebra Technologies Corp. , Class A
(a)
....... 3,022 1,119,107
13,933,039
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A ............. 58,045 2,098,327
Halliburton Co. ..................... 51,443 1,494,419
Schlumberger NV
(b)
.................. 82,285 3,451,856
7,044,602
Entertainment — 1.2%
Electronic Arts, Inc. .................. 13,932 1,998,406
Live Nation Entertainment, Inc.
(a)
......... 8,324 911,395
Netflix, Inc.
(a)
....................... 24,869 17,638,835
Take-Two Interactive Software, Inc.
(a)
....... 9,249 1,421,664
Walt Disney Co. (The) ................ 105,093 10,108,896
Warner Bros Discovery, Inc.
(a)
........... 129,020 1,064,415
33,143,611
Financial Services — 4.1%
Berkshire Hathaway, Inc. , Class B
(a)
....... 106,147 48,855,218
Corpay, Inc.
(a)
...................... 4,023 1,258,234
Fidelity National Information Services, Inc. ... 31,614 2,647,673
Fiserv, Inc.
(a)
....................... 33,362 5,993,483
Global Payments, Inc. ................ 14,744 1,510,080
Jack Henry & Associates, Inc. ........... 4,272 754,179
Mastercard, Inc. , Class A ............... 47,809 23,608,084
PayPal Holdings, Inc.
(a)
................ 59,241 4,622,575
Visa, Inc. , Class A ................... 96,798 26,614,610
115,864,136
Food Products — 0.7%
Archer-Daniels-Midland Co. ............. 27,707 1,655,216
Bunge Global SA
(b)
................... 8,252 797,473
Campbell Soup Co.
(b)
................. 11,356 555,536
Conagra Brands, Inc. ................. 28,148 915,373
General Mills, Inc. ................... 32,255 2,382,032
Hershey Co. (The)
(b)
.................. 8,536 1,637,034
Hormel Foods Corp. .................. 16,687 528,978
J M Smucker Co. (The) ................ 6,191 749,730

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Kellanova ......................... 15,538 $ 1,254,072
Kraft Heinz Co. (The)
(b)
................ 51,146 1,795,736
Lamb Weston Holdings, Inc. ............ 8,612 557,541
McCormick & Co., Inc. (Non-Voting) ....... 14,541 1,196,724
Mondelez International, Inc. , Class A ....... 77,406 5,702,500
Tyson Foods, Inc. , Class A ............. 16,423 978,154
20,706,099
Gas Utilities — 0.0%
Atmos Energy Corp.
(b)
................. 8,788 1,218,983
Ground Transportation — 1.0%
CSX Corp. ........................ 112,345 3,879,273
JB Hunt Transport Services, Inc. ......... 4,664 803,747
Norfolk Southern Corp.
(b)
............... 13,102 3,255,847
Old Dominion Freight Line, Inc. .......... 10,460 2,077,774
Uber Technologies, Inc.
(a)
.............. 121,630 9,141,711
Union Pacific Corp.
(b)
................. 35,301 8,700,991
27,859,343
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories .................. 100,822 11,494,716
Align Technology, Inc.
(a)
................ 4,117 1,047,035
Baxter International, Inc. ............... 29,384 1,115,710
Becton Dickinson & Co. ............... 16,848 4,062,053
Boston Scientific Corp.
(a)
............... 85,335 7,151,073
Cooper Cos., Inc. (The)
(a)
.............. 11,500 1,268,910
Dexcom, Inc.
(a)
..................... 22,728 1,523,685
Edwards Lifesciences Corp.
(a)
........... 35,128 2,318,097
GE HealthCare Technologies, Inc. ........ 26,758 2,511,238
Hologic, Inc.
(a)
...................... 13,619 1,109,404
IDEXX Laboratories, Inc.
(a)
.............. 4,769 2,409,394
Insulet Corp.
(a)
...................... 4,083 950,318
Intuitive Surgical, Inc.
(a)
................ 20,554 10,097,564
Medtronic plc ...................... 74,323 6,691,300
ResMed, Inc.
(b)
..................... 8,514 2,078,438
Solventum Corp.
(a)
................... 8,247 574,981
STERIS plc ........................ 5,754 1,395,575
Stryker Corp. ...................... 19,818 7,159,451
Teleflex, Inc. ....................... 2,719 672,463
Zimmer Biomet Holdings, Inc. ........... 11,801 1,273,918
66,905,323
Health Care Providers & Services — 2.5%
Cardinal Health, Inc. .................. 14,155 1,564,411
Cencora, Inc. ...................... 9,746 2,193,630
Centene Corp.
(a)
.................... 30,482 2,294,685
Cigna Group (The) ................... 16,199 5,611,981
CVS Health Corp. ................... 72,897 4,583,763
DaVita, Inc.
(a)
....................... 2,674 438,349
Elevance Health, Inc. ................. 13,438 6,987,760
HCA Healthcare, Inc. ................. 10,767 4,376,032
Henry Schein, Inc.
(a)
.................. 7,551 550,468
Humana, Inc. ...................... 7,024 2,224,782
Labcorp Holdings, Inc. ................ 4,865 1,087,230
McKesson Corp. .................... 7,514 3,715,072
Molina Healthcare, Inc.
(a)
............... 3,388 1,167,369
Quest Diagnostics, Inc. ................ 6,426 997,636
UnitedHealth Group, Inc. ............... 53,510 31,286,227
Universal Health Services, Inc. , Class B .... 3,461 792,604
69,871,999
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 8,996 1,068,275
Healthpeak Properties, Inc. ............. 40,883 934,994
Ventas, Inc. ....................... 23,916 1,533,733
Security
Shares
Shares Value
Health Care REITs (continued)
Welltower, Inc. ...................... 33,534 $ 4,293,358
7,830,360
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............. 40,365 710,424
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. , Class A
(a)
................. 25,452 3,227,568
Booking Holdings, Inc. ................ 1,943 8,184,149
Caesars Entertainment, Inc.
(a)
........... 12,331 514,696
Carnival Corp.
(a)
..................... 59,309 1,096,030
Chipotle Mexican Grill, Inc.
(a)
............ 79,358 4,572,608
Darden Restaurants, Inc. .............. 6,832 1,121,336
Domino's Pizza, Inc.
(b)
................. 2,069 889,960
Expedia Group, Inc.
(a)
................. 7,223 1,069,149
Hilton Worldwide Holdings, Inc. .......... 14,280 3,291,540
Las Vegas Sands Corp. ............... 19,931 1,003,327
Marriott International, Inc. , Class A ........ 13,540 3,366,044
McDonald's Corp. ................... 41,568 12,657,872
MGM Resorts International
(a) (b)
........... 13,378 522,946
Norwegian Cruise Line Holdings Ltd.
(a)
...... 25,795 529,055
Royal Caribbean Cruises Ltd.
(b)
.......... 13,723 2,433,911
Starbucks Corp. ..................... 65,666 6,401,778
Wynn Resorts Ltd. ................... 5,624 539,229
Yum! Brands, Inc. ................... 16,419 2,293,899
53,715,097
Household Durables — 0.4%
DR Horton, Inc. ..................... 17,004 3,243,853
Garmin Ltd. ........................ 8,946 1,574,764
Lennar Corp. , Class A ................. 14,006 2,625,845
Mohawk Industries, Inc.
(a)
.............. 3,112 500,036
NVR, Inc.
(a)
........................ 178 1,746,501
PulteGroup, Inc. .................... 11,996 1,721,786
11,412,785
Household Products — 1.2%
Church & Dwight Co., Inc. .............. 14,147 1,481,474
Clorox Co. (The) .................... 7,159 1,166,272
Colgate-Palmolive Co. ................ 47,348 4,915,196
Kimberly-Clark Corp. ................. 19,517 2,776,879
Procter & Gamble Co. (The) ............ 136,411 23,626,385
33,966,206
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 39,344 789,241
Vistra Corp. ....................... 19,252 2,282,132
3,071,373
Industrial Conglomerates — 0.4%
3M Co. ........................... 31,834 4,351,708
Honeywell International, Inc. ............ 37,735 7,800,202
12,151,910
Industrial REITs — 0.2%
Prologis, Inc.
(b)
...................... 53,654 6,775,427
Insurance — 2.2%
Aflac, Inc. ......................... 29,207 3,265,343
Allstate Corp. (The) .................. 15,380 2,916,817
American International Group, Inc. ........ 37,315 2,732,577
Aon plc , Class A .................... 12,589 4,355,668
Arch Capital Group Ltd.
(a)
.............. 21,703 2,428,132
Arthur J Gallagher & Co. ............... 12,771 3,593,376
Assurant, Inc. ...................... 3,071 610,699
Brown & Brown, Inc. .................. 13,703 1,419,631
Chubb Ltd. ........................ 21,768 6,277,673
Cincinnati Financial Corp. .............. 9,082 1,236,242

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Erie Indemnity Co. , Class A ............. 1,445 $ 780,040
Everest Group Ltd. ................... 2,496 978,008
Globe Life, Inc. ..................... 4,807 509,109
Hartford Financial Services Group, Inc. (The) . 16,979 1,996,900
Loews Corp. ....................... 10,515 831,211
Marsh & McLennan Cos., Inc. ........... 28,496 6,357,173
MetLife, Inc. ....................... 34,089 2,811,661
Principal Financial Group, Inc. ........... 12,504 1,074,093
Progressive Corp. (The) ............... 33,938 8,612,107
Prudential Financial, Inc. ............... 20,687 2,505,196
Travelers Cos., Inc. (The) .............. 13,208 3,092,257
Willis Towers Watson plc ............... 5,862 1,726,535
WR Berkley Corp. ................... 17,532 994,590
61,105,038
Interactive Media & Services — 6.2%
Alphabet, Inc. , Class A ................ 339,514 56,308,397
Alphabet, Inc. , Class C ................ 278,327 46,533,491
Match Group, Inc.
(a)
.................. 15,227 576,190
Meta Platforms, Inc. , Class A ............ 126,599 72,470,331
175,888,409
IT Services — 1.3%
Accenture plc , Class A ................ 36,297 12,830,264
Akamai Technologies, Inc.
(a) (b)
............ 8,730 881,294
Amentum Holdings, Inc.
(a)
.............. 7,268 234,393
Cognizant Technology Solutions Corp. , Class A 28,722 2,216,764
EPAM Systems, Inc.
(a)
................. 3,295 655,804
Gartner, Inc.
(a)
...................... 4,465 2,262,683
GoDaddy, Inc. , Class A
(a)
............... 8,128 1,274,308
International Business Machines Corp. ..... 53,378 11,800,808
TE Connectivity plc .................. 17,611 2,659,085
VeriSign, Inc.
(a)
..................... 4,864 923,965
35,739,368
Leisure Products — 0.0%
Hasbro, Inc. ....................... 7,501 542,472
Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc. .............. 16,873 2,505,303
Bio-Techne Corp. .................... 9,220 736,955
Charles River Laboratories International, Inc.
(a)
3,000 590,910
Danaher Corp. ..................... 37,247 10,355,411
IQVIA Holdings, Inc.
(a)
................. 10,036 2,378,231
Mettler-Toledo International, Inc.
(a)
........ 1,242 1,862,627
Revvity, Inc.
(b)
...................... 7,082 904,725
Thermo Fisher Scientific, Inc. ............ 22,136 13,692,666
Waters Corp.
(a)
..................... 3,427 1,233,343
West Pharmaceutical Services, Inc. ....... 4,200 1,260,672
35,520,843
Machinery — 1.7%
Caterpillar, Inc. ..................... 28,099 10,990,081
Cummins, Inc. ...................... 7,986 2,585,787
Deere & Co. ....................... 14,851 6,197,768
Dover Corp. ....................... 7,954 1,525,100
Fortive Corp. ....................... 20,301 1,602,358
IDEX Corp. ........................ 4,469 958,601
Illinois Tool Works, Inc. ................ 15,656 4,102,968
Ingersoll Rand, Inc. .................. 23,337 2,290,760
Nordson Corp. ...................... 3,187 837,002
Otis Worldwide Corp. ................. 23,211 2,412,551
PACCAR, Inc. ...................... 30,377 2,997,602
Parker-Hannifin Corp. ................. 7,449 4,706,427
Pentair plc ........................ 9,695 948,074
Snap-on, Inc. ...................... 3,026 876,662
Stanley Black & Decker, Inc. ............ 9,012 992,492
Security
Shares
Shares Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp. .. 10,230 $ 1,859,507
Xylem, Inc.
(b)
....................... 13,994 1,889,610
47,773,350
Media — 0.5%
Charter Communications, Inc. , Class A
(a)
.... 5,693 1,844,987
Comcast Corp. , Class A ............... 223,854 9,350,382
Fox Corp. , Class A
(b)
.................. 13,018 551,052
Fox Corp. , Class B ................... 7,481 290,263
Interpublic Group of Cos., Inc. (The)
(b)
...... 21,744 687,763
News Corp. , Class A .................. 22,114 588,896
News Corp. , Class B ................. 6,293 175,889
Omnicom Group, Inc.
(b)
................ 11,402 1,178,853
Paramount Global , Class B ............. 29,378 311,994
14,980,079
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ............... 83,262 4,156,439
Newmont Corp. ..................... 66,490 3,553,890
Nucor Corp. ....................... 13,749 2,067,025
Steel Dynamics, Inc. .................. 8,316 1,048,481
10,825,835
Multi-Utilities — 0.7%
Ameren Corp. ...................... 15,582 1,362,802
CenterPoint Energy, Inc. ............... 37,431 1,101,220
CMS Energy Corp. ................... 17,263 1,219,286
Consolidated Edison, Inc. .............. 20,040 2,086,765
Dominion Energy, Inc. ................. 48,614 2,809,403
DTE Energy Co. .................... 12,059 1,548,496
NiSource, Inc. ...................... 24,119 835,723
Public Service Enterprise Group, Inc. ...... 29,114 2,597,260
Sempra .......................... 36,689 3,068,301
WEC Energy Group, Inc.
(b)
.............. 18,526 1,781,831
18,411,087
Office REITs — 0.0%
BXP, Inc.
(b)
........................ 8,337 670,795
Oil, Gas & Consumable Fuels — 3.0%
APA Corp.
(b)
....................... 18,631 455,714
Chevron Corp. ...................... 98,562 14,515,226
ConocoPhillips ..................... 67,291 7,084,396
Coterra Energy, Inc. .................. 42,669 1,021,923
Devon Energy Corp. .................. 36,287 1,419,547
Diamondback Energy, Inc. .............. 10,419 1,796,236
EOG Resources, Inc.
(b)
................ 32,949 4,050,421
EQT Corp. ........................ 34,949 1,280,531
Exxon Mobil Corp. ................... 257,450 30,178,289
Hess Corp. ........................ 16,016 2,174,973
Kinder Morgan, Inc. .................. 111,892 2,471,694
Marathon Oil Corp. ................... 32,237 858,471
Marathon Petroleum Corp. ............. 19,394 3,159,477
Occidental Petroleum Corp.
(b)
............ 38,987 2,009,390
ONEOK, Inc. ....................... 33,846 3,084,386
Phillips 66 ......................... 24,255 3,188,320
Targa Resources Corp. ................ 12,695 1,878,987
Valero Energy Corp. .................. 18,565 2,506,832
Williams Cos., Inc. (The) ............... 71,165 3,248,682
86,383,495
Passenger Airlines — 0.1%
Delta Air Lines, Inc. .................. 37,159 1,887,306
Southwest Airlines Co.
(b)
............... 35,302 1,045,998
United Airlines Holdings, Inc.
(a)
........... 19,374 1,105,480
4,038,784

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ..... 13,685 $ 1,364,258
Kenvue, Inc.
(b)
...................... 111,932 2,588,987
3,953,245
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co. ............... 117,482 6,078,519
Catalent, Inc.
(a)
..................... 10,512 636,712
Eli Lilly & Co. ...................... 45,712 40,498,089
Johnson & Johnson .................. 139,493 22,606,235
Merck & Co., Inc.
(b)
................... 146,885 16,680,261
Pfizer, Inc. ........................ 328,370 9,503,028
Viatris, Inc. ........................ 70,481 818,284
Zoetis, Inc. , Class A .................. 26,253 5,129,311
101,950,439
Professional Services — 0.6%
Automatic Data Processing, Inc. .......... 23,631 6,539,406
Broadridge Financial Solutions, Inc. ....... 6,763 1,454,248
Dayforce, Inc.
(a) (b)
.................... 9,436 577,955
Equifax, Inc. ....................... 7,224 2,122,845
Jacobs Solutions, Inc. ................. 7,268 951,381
Leidos Holdings, Inc. ................. 7,758 1,264,554
Paychex, Inc.
(b)
..................... 18,573 2,492,311
Paycom Software, Inc.
(b)
............... 2,848 474,391
Verisk Analytics, Inc. .................. 8,306 2,225,676
18,102,767
Real Estate Management & Development — 0.1%
(a)
CBRE Group, Inc. , Class A ............. 17,454 2,172,674
CoStar Group, Inc. ................... 23,812 1,796,377
3,969,051
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 8,225 1,852,681
Camden Property Trust ................ 6,219 768,233
Equity Residential ................... 19,748 1,470,436
Essex Property Trust, Inc. .............. 3,698 1,092,463
Invitation Homes, Inc. ................. 33,408 1,177,966
Mid-America Apartment Communities, Inc.
(b)
.. 6,874 1,092,279
UDR, Inc. ......................... 17,704 802,700
8,256,758
Retail REITs — 0.3%
Federal Realty Investment Trust .......... 4,305 494,946
Kimco Realty Corp. .................. 37,586 872,747
Realty Income Corp. .................. 49,397 3,132,758
Regency Centers Corp. ............... 9,518 687,485
Simon Property Group, Inc. ............. 17,759 3,001,626
8,189,562
Semiconductors & Semiconductor Equipment — 11.1%
Advanced Micro Devices, Inc.
(a) (b)
......... 93,787 15,388,571
Analog Devices, Inc. .................. 28,754 6,618,308
Applied Materials, Inc. ................ 47,979 9,694,157
Broadcom, Inc. ..................... 269,738 46,529,805
Enphase Energy, Inc.
(a) (b)
............... 7,844 886,529
First Solar, Inc.
(a)
.................... 6,196 1,545,530
Intel Corp. ........................ 247,261 5,800,743
KLA Corp. ......................... 7,790 6,032,654
Lam Research Corp. ................. 7,555 6,165,484
Microchip Technology, Inc. .............. 31,089 2,496,136
Micron Technology, Inc. ................ 64,254 6,663,782
Monolithic Power Systems, Inc. .......... 2,823 2,609,864
NVIDIA Corp. ...................... 1,425,505 173,113,327
NXP Semiconductors NV .............. 14,761 3,542,788
ON Semiconductor Corp.
(a)
............. 25,102 1,822,656
Qorvo, Inc.
(a)
....................... 5,443 562,262
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. ................... 64,553 $ 10,977,238
Skyworks Solutions, Inc. ............... 9,432 931,599
Teradyne, Inc. ...................... 9,097 1,218,361
Texas Instruments, Inc. ................ 52,909 10,929,412
313,529,206
Software — 10.3%
Adobe, Inc.
(a)
....................... 25,694 13,303,839
ANSYS, Inc.
(a)
...................... 5,116 1,630,111
Autodesk, Inc.
(a)
..................... 12,524 3,450,112
Cadence Design Systems, Inc.
(a)
......... 15,853 4,296,639
Crowdstrike Holdings, Inc. , Class A
(a)
....... 13,379 3,752,408
Fair Isaac Corp.
(a)
.................... 1,421 2,761,742
Fortinet, Inc.
(a)
...................... 36,780 2,852,289
Gen Digital, Inc. ..................... 31,815 872,685
Intuit, Inc. ......................... 16,199 10,059,579
Microsoft Corp. ..................... 430,725 185,340,968
Oracle Corp. ....................... 92,623 15,782,959
Palantir Technologies, Inc. , Class A
(a)
...... 116,693 4,340,980
Palo Alto Networks, Inc.
(a)
.............. 18,763 6,413,193
PTC, Inc.
(a)
........................ 6,909 1,248,180
Roper Technologies, Inc. ............... 6,231 3,467,178
Salesforce, Inc. ..................... 56,151 15,369,090
ServiceNow, Inc.
(a)
................... 11,937 10,676,333
Synopsys, Inc.
(a)
.................... 8,903 4,508,390
Tyler Technologies, Inc.
(a)
.............. 2,493 1,455,214
291,581,889
Specialized REITs — 1.0%
American Tower Corp. ................ 27,066 6,294,469
Crown Castle, Inc. ................... 25,359 3,008,338
Digital Realty Trust, Inc. ............... 17,834 2,886,076
Equinix, Inc. ....................... 5,502 4,883,740
Extra Space Storage, Inc. .............. 12,321 2,220,121
Iron Mountain, Inc. ................... 17,107 2,032,825
Public Storage
(b)
.................... 9,128 3,321,406
SBA Communications Corp. ............ 6,229 1,499,320
VICI Properties, Inc. .................. 60,620 2,019,252
Weyerhaeuser Co. ................... 42,622 1,443,181
29,608,728
Specialty Retail — 1.9%
AutoZone, Inc.
(a)
.................... 990 3,118,540
Best Buy Co., Inc. ................... 11,147 1,151,485
CarMax, Inc.
(a)
...................... 9,277 717,854
Home Depot, Inc. (The) ............... 57,461 23,283,197
Lowe's Cos., Inc. .................... 33,020 8,943,467
O'Reilly Automotive, Inc.
(a)
.............. 3,361 3,870,528
Ross Stores, Inc. .................... 19,330 2,909,358
TJX Cos., Inc. (The) .................. 65,489 7,697,577
Tractor Supply Co.
(b)
.................. 6,281 1,827,331
Ulta Beauty, Inc.
(a)
................... 2,754 1,071,637
54,590,974
Technology Hardware, Storage & Peripherals — 7.6%
Apple, Inc. ........................ 881,039 205,282,087
Dell Technologies, Inc. , Class C .......... 16,670 1,976,062
Hewlett Packard Enterprise Co.
(b)
......... 75,456 1,543,830
HP, Inc.
(b)
......................... 56,705 2,034,008
NetApp, Inc. ....................... 12,061 1,489,654
Seagate Technology Holdings plc ......... 11,429 1,251,818
Super Micro Computer, Inc.
(a)
............ 2,900 1,207,560
Western Digital Corp.
(a)
................ 19,047 1,300,720
216,085,739

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp.
(a)
............... 8,828 $ 1,407,625
Lululemon Athletica, Inc.
(a)
.............. 6,737 1,828,085
NIKE, Inc. , Class B .................. 69,622 6,154,585
Ralph Lauren Corp. , Class A ............ 2,251 436,401
Tapestry, Inc. ....................... 13,402 629,626
10,456,322
Tobacco — 0.6%
Altria Group, Inc. .................... 98,871 5,046,376
Philip Morris International, Inc. ........... 90,097 10,937,776
15,984,152
Trading Companies & Distributors — 0.3%
Fastenal Co. ....................... 33,468 2,390,284
United Rentals, Inc. .................. 3,882 3,143,372
WW Grainger, Inc. ................... 2,547 2,645,849
8,179,505
Water Utilities — 0.1%
American Water Works Co., Inc. .......... 11,419 1,669,915
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. .................... 28,397 $ 5,860,005
Total Long-Term Investments — 99 .6%
(Cost: $ 935,223,701 ) .............................. 2,821,591,895
Short-Term Securities
Money Market Funds — 2.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.05%
(e)
.................. 59,108,619 59,155,905
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83% .................... 9,745,264 9,745,264
Total Short-Term Securities — 2 .5%
(Cost: $ 68,904,702 ) ............................... 68,901,169
Total Investments — 102 .1%
(Cost: $ 1,004,128,403 ) ............................ 2,890,493,064
Liabilities in Excess of Other Assets — (2.1) % ............. (58,194,627)
Net Assets — 100.0% ...............................
$ 2,832,298,437
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 59,149,131
(a)
$ — $ 10,306 $ (3,532) $ 59,155,905 59,108,619 $ 105,052
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 7,346,814 2,398,450
(a)
— — — 9,745,264 9,745,264 295,228 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 52,327,632 — (52,313,649)
(a)
(12,865) (1,118) — — — —
BlackRock, Inc. .......... 6,841,039 — (297,523) 227,382 890,698 7,661,596 8,069 126,409 —
$ 224,823 $ 886,048 $ 76,562,765 $ 526,689 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock S&P 500 Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 39 12/20/24 $ 11,338 $ 147,324
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,821,591,895 $ — $ — $ 2,821,591,895
Short-Term Securities
Money Market Funds ...................................... 68,901,169 — — 68,901,169
$ 2,890,493,064 $ — $ — $ 2,890,493,064
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 147,324 $ — $ — $ 147,324
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust